TETON Westwood Mighty Mites Fund
Schedule of Investments—December 31, 2021 (Unaudited)

Shares
Market
Value
COMMON STOCKS  — 97.2%
Aerospace and Defense  — 4.9%
527,000 Aerojet Rocketdyne Holdings Inc. ................... $ 24,642,520
136,560 Allied Motion Technologies Inc. ....................... 4,983,074
151,000 Avio SpA ............................................................ 2,011,388
106,000 Innovative Solutions and Support Inc.† ........... 695,360
7,000 Kratos Defense & Security Solutions Inc.† ...... 135,800
66,000 Park Aerospace Corp. ........................................ 871,200
33,339,342
Agriculture  — 0.7%
215 J.G. Boswell Co. .................................................. 215,860
232,000 Limoneira Co. .................................................... 3,480,000
470,000 S&W Seed Co.† .................................................. 1,283,100
4,978,960
Automotive  — 1.5%
42,650 Rush Enterprises Inc., Cl. A .............................. 2,373,046
107,235 Rush Enterprises Inc., Cl. B ............................... 5,787,473
22,000 Sonic Automotive Inc., Cl. A ............................. 1,087,900
65,000 Wabash National Corp. ..................................... 1,268,800
10,517,219
Automotive: Parts and Accessories  — 2.2%
293,693 Commercial Vehicle Group Inc.† ...................... 2,367,166
47,500 Dana Inc. ............................................................ 1,083,950
12,190 Gentherm Inc.† .................................................. 1,059,311
352,000 Modine Manufacturing Co.† ............................ 3,551,680
18,000 Motorcar Parts of America Inc.† ....................... 307,260
80,000 Puradyn Filter Technologies Inc.† .................... 8
48,028 Standard Motor Products Inc. .......................... 2,516,187
110,560 Strattec Security Corp.† ..................................... 4,092,931
20,500 Titan International Inc.† .................................... 224,680
15,203,173
Aviation: Parts and Services  — 2.5%
191,670 Astronics Corp.† ................................................ 2,300,040
23,896 Astronics Corp., Cl. B† ...................................... 286,991
180,540 Ducommun Inc.† ............................................... 8,443,856
142,250 Kaman Corp. ...................................................... 6,138,087
17,168,974
Broadcasting  — 1.5%
412,092 Beasley Broadcast Group Inc., Cl. A† ............... 778,854
295,145 Dish TV India Ltd., GDR† ................................. 29,515
241,120 Gray Television Inc. ........................................... 4,860,979
86,293 Gray Television Inc., Cl. A ................................ 1,586,928
32,000 Sinclair Broadcast Group Inc., Cl. A ................. 845,760
150,000 Townsquare Media Inc., Cl. A† ........................ 1,999,500
10,101,536
Building and Construction  — 3.0%
95,500 Gibraltar Industries Inc.† .................................. 6,367,940
5,500 Granite Construction Inc. .................................. 212,850
6,000 Herc Holdings Inc. ............................................. 939,300
170,000 Huttig Building Products Inc.† ......................... 1,881,900
30,700 MYR Group Inc.† ............................................... 3,393,885
76,270 The Monarch Cement Co. ................................. 8,008,350
20,804,225
Business Services  — 2.7%
2,277 American Airlines Group Inc.† ......................... 40,895
20,000 comScore Inc.† ................................................... 66,800
340,000 Diebold Nixdorf Inc.† ........................................ 3,077,000
4,100 Du-Art Film Laboratories Inc.† ........................ 266,500
13,500 IAA Inc.† ............................................................ 683,370
Shares
Market
Value
19,780 ICF International Inc. ........................................ $ 2,028,439
31,800 KAR Auction Services Inc.† .............................. 496,716
223,000 MoneyGram International Inc.† ....................... 1,759,470
241,000 PFSweb Inc.† ...................................................... 3,104,080
45,000 Team Inc.† .......................................................... 49,050
2,280,000 Trans-Lux Corp.†(a) .......................................... 1,186,740
53,160 Viad Corp.† ........................................................ 2,274,716
104,169 Willdan Group Inc.† .......................................... 3,666,749
18,700,525
Communications  — 0.4%
107,000 Comtech Telecommunications Corp. ............... 2,534,830
Communications Equipment  — 1.0%
50,000 Anterix Inc.† ....................................................... 2,938,000
342,600 Communications Systems Inc. .......................... 822,240
185,000 Extreme Networks Inc.† .................................... 2,904,500
35,000 Limelight Networks Inc.† ................................. 120,050
6,784,790
Computer Software and Services  — 2.3%
4,000 Agilysys Inc.† ..................................................... 177,840
722,821 Alithya Group Inc., Cl. A† ................................ 1,843,194
158,000 American Software Inc., Cl. A .......................... 4,134,860
50,000 Avid Technology Inc.† ....................................... 1,628,500
14,000 Cardlytics Inc.† .................................................. 925,260
45,000 DHI Group Inc.† ................................................ 280,800
154,620 Digi International Inc.† ..................................... 3,799,013
10,000 iGO Inc.† ............................................................. 30,000
10,000 Materialise NV, ADR† ....................................... 238,700
137,000 Mitek Systems Inc.† ........................................... 2,431,750
1,000 Tyler Technologies Inc.† .................................... 537,950
16,027,867
Consumer Products  — 2.2%
57,000 Acme United Corp. ............................................ 1,920,900
60,000 Bassett Furniture Industries Inc. ....................... 1,006,200
15,000 BellRing Brands Inc., Cl. A† .............................. 427,950
700,000 Goodbaby International Holdings Ltd.† .......... 89,772
5,000 Johnson Outdoors Inc., Cl. A ............................ 468,450
251,175 Lifetime Brands Inc. .......................................... 4,011,265
400,000 Marine Products Corp. ...................................... 5,000,000
13,500 MarineMax Inc.† ................................................ 797,040
33,020 Oil-Dri Corp. of America .................................. 1,080,744
5,700 PC Group Inc.† .................................................. 0
2,300,000 Playmates Holdings Ltd. ................................... 227,123
15,029,444
Consumer Services  — 0.7%
102,000 1-800-Flowers.com Inc., Cl. A† ......................... 2,383,740
64,000 Bowlin Travel Centers Inc.† .............................. 360,000
29,500 Carriage Services Inc. ........................................ 1,900,980
4,644,720
Diversified Industrial  — 10.7%
134,016 Ampco-Pittsburgh Corp.† ................................. 670,080
228,000 Burnham Holdings Inc., Cl. A(a) ...................... 3,155,520
40,500 Chase Corp. ........................................................ 4,032,180
85,160 Columbus McKinnon Corp. .............................. 3,939,502
40,000 Graham Corp. .................................................... 497,600
403,313 Griffon Corp. ...................................................... 11,486,354
18,700 Haulotte Group SA† .......................................... 102,192
2,000 Hyster-Yale Materials Handling Inc. ................ 82,200
166,730 Intevac Inc.† ....................................................... 785,298
15,000 John Bean Technologies Corp. .......................... 2,303,400

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
158,100 L.B. Foster Co., Cl. A† ........................................ $ 2,173,875
224,239 Lawson Products Inc.† ...................................... 12,277,085
8,000 MSA Safety Inc. .................................................. 1,207,680
766,870 Myers Industries Inc. ......................................... 15,345,069
23,000 Napco Security Technologies Inc.† ................... 1,149,540
190,047 Park-Ohio Holdings Corp. ................................ 4,023,295
19,500 RWC Inc.† ........................................................... 43,875
15,000 Standex International Corp. .............................. 1,659,900
94,182 Steel Partners Holdings LP† ............................. 3,955,644
302,000 Tredegar Corp. ................................................... 3,569,640
115,000 Twin Disc Inc.† ................................................... 1,260,400
73,720,329
Educational Services  — 0.1%
95,000 Universal Technical Institute Inc.† ................... 742,900
Electronics  — 5.2%
147,000 Arlo Technologies Inc.† ..................................... 1,542,030
25,700 Badger Meter Inc. .............................................. 2,738,592
153,800 Bel Fuse Inc., Cl. A(a) ........................................ 2,222,410
249,580 CTS Corp. ........................................................... 9,164,578
46,000 Daktronics Inc.† ................................................. 232,300
30,000 IMAX Corp.† ...................................................... 535,200
36,000 Kimball Electronics Inc.† ................................... 783,360
5,500 Mesa Laboratories Inc. ...................................... 1,804,495
20,800 Methode Electronics Inc. ................................... 1,022,736
593,000 Schmitt Industries Inc.†(a) ................................ 3,291,150
115,000 Stoneridge Inc.† ................................................. 2,270,100
109,000 Ultra Clean Holdings† ...................................... 6,252,240
189,000 Ultralife Corp.† .................................................. 1,141,560
70,000 Vishay Precision Group Inc.† ........................... 2,598,400
35,599,151
Energy and Utilities: Natural Gas  — 0.8%
9,180 Chesapeake Utilities Corp. ............................... 1,338,536
107,308 Corning Natural Gas Holding Corp. ............... 2,611,877
54,310 RGC Resources Inc. ........................................... 1,249,673
5,200,086
Energy and Utilities: Services  — 0.2%
213,833 Alvopetro Energy Ltd. ...................................... 725,201
24,000 Dawson Geophysical Co.† ................................ 55,560
61,000 RPC Inc.† ............................................................ 276,940
6,500 Subsea 7 SA, ADR .............................................. 46,150
1,103,851
Energy and Utilities: Water  — 1.8%
34,926 Artesian Resources Corp., Cl. A ....................... 1,618,121
10,000 Cadiz Inc.† .......................................................... 38,600
23,800 California Water Service Group ....................... 1,710,268
61,000 Consolidated Water Co. Ltd. ............................ 649,040
30,000 Energy Recovery Inc.† ....................................... 644,700
6,752 Middlesex Water Co. ......................................... 812,266
62,304 SJW Group ......................................................... 4,560,653
43,007 The York Water Co. ............................................ 2,140,888
12,174,536
Entertainment  — 0.5%
108,000 Borussia Dortmund GmbH & Co. KGaA† ....... 533,638
2,000 Canterbury Park Holding Corp.† ..................... 34,520
101,000 GAN Ltd.† .......................................................... 928,190
534,555 Sportech plc† ...................................................... 274,948
Shares
Market
Value
28,000 World Wrestling Entertainment Inc., Cl. A ..... $ 1,381,520
3,152,816
Environmental Control  — 1.0%
74,500 Casella Waste Systems Inc., Cl. A† ................... 6,363,790
15,000 Primo Water Corp. ............................................. 264,450
6,628,240
Equipment and Supplies  — 4.9%
17,500 AZZ Inc. ............................................................. 967,575
44,266 CIRCOR International Inc.† .............................. 1,203,150
169,500 Core Molding Technologies Inc.† ..................... 1,442,445
115,000 Federal Signal Corp. .......................................... 4,984,100
52,000 Interpump Group SpA ...................................... 3,815,569
247,000 Kimball International Inc., Cl. B ....................... 2,526,810
34,200 Maezawa Kyuso Industries Co. Ltd. ................ 317,234
20,950 Powell Industries Inc. ........................................ 617,815
298,000 The Eastern Co. .................................................. 7,497,680
86,000 The Gorman-Rupp Co. ...................................... 3,831,300
65,000 The L.S. Starrett Co., Cl. A† ............................... 607,750
154,000 Titan Machinery Inc.† ........................................ 5,188,260
33,000 TransAct Technologies Inc.† ............................. 359,700
33,359,388
Financial Services  — 11.4%
47,000 Allegiance Bancshares Inc. ................................ 1,983,870
2,000 Ameris Bancorp ................................................. 99,360
22,000 Atlantic American Corp. ................................... 53,900
244,158 Atlantic Capital Bancshares Inc.† ..................... 7,024,426
41,744 Atlantic Union Bankshares Corp. ..................... 1,556,634
13,500 Berkshire Bancorp Inc.† .................................... 147,150
11,275 Berkshire Hills Bancorp Inc. ............................. 320,548
74 Burke & Herbert Bank and Trust Co. ............... 162,800
14,740 Cadence Bank .................................................... 439,105
81,800 Capital City Bank Group Inc. ........................... 2,159,520
10,000 Capitol Federal Financial Inc. ........................... 113,300
16,560 Citizens & Northern Corp. ................................ 432,547
5,000 ConnectOne Bancorp Inc. ................................. 163,550
28,300 Crazy Woman Creek Bancorp Inc. ................... 790,985
21,111 Dime Community Bancshares Inc. ................... 742,263
1,120 Farmers & Merchants Bank of Long Beach ..... 8,993,600
40,000 Farmers National Banc Corp. ........................... 742,000
26,440 First Internet Bancorp ........................................ 1,243,738
391,300 Flushing Financial Corp. ................................... 9,508,590
74,000 FNB Corp. .......................................................... 897,620
32,116 FS Bancorp Inc. .................................................. 1,080,061
65,048 GTY Technology Holdings Inc.† ...................... 435,822
10 Guaranty Corp., Cl. A†(b) ................................. 51,000
12,000 Hallmark Financial Services Inc.† .................... 52,200
27,300 HomeStreet Inc. ................................................. 1,419,600
9,030 Hope Bancorp Inc. ............................................. 132,831
127,000 I3 Verticals Inc., Cl. A† ...................................... 2,894,330
17,000 ICC Holdings Inc.† ............................................ 284,920
62,500 KKR & Co. Inc. ................................................... 4,656,250
67,700 Legacy Housing Corp.† ..................................... 1,792,019
4,860 LendingTree Inc.† .............................................. 595,836
110,000 Medallion Financial Corp.† .............................. 638,000
4,197 Northrim BanCorp Inc. ..................................... 182,402
19,390 OceanFirst Financial Corp. ............................... 430,458
11,000 Pacific Premier Bancorp Inc. ............................. 440,330
50,332 People's United Financial Inc. ........................... 896,916
145,000 Pzena Investment Management Inc., Cl. A ...... 1,373,150
33,651 Renasant Corp. ................................................... 1,277,055
2,989 Salisbury Bancorp Inc. ....................................... 158,058

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
27,000 Sandy Spring Bancorp Inc. ................................ $ 1,298,160
3,000 Seacoast Banking Corp. of Florida ................... 106,170
4,500 Security National Corp. ..................................... 573,187
74,000 Silvercrest Asset Management Group Inc.,
Cl. A ................................................................. 1,270,580
6,750 Simmons First National Corp., Cl. A ................ 199,665
66,010 Southern First Bancshares Inc.† ........................ 4,124,965
4,500 Southside Bancshares Inc. ................................. 188,190
13,500 SouthState Corp. ................................................ 1,081,485
22,000 Sprott Inc. ........................................................... 992,735
118,143 Sterling Bancorp ................................................ 3,046,908
25,500 Territorial Bancorp Inc. ..................................... 643,875
5,700 Thomasville Bancshares Inc. ............................. 367,650
5,000 Towne Bank ....................................................... 157,950
10,010 TrustCo Bank Corp. NY .................................... 333,433
8,701 United Bankshares Inc. ..................................... 315,672
51,152 Valley National Bancorp ................................... 703,340
32,200 Value Line Inc. ................................................... 1,507,604
45,900 Washington Trust Bancorp Inc. ........................ 2,587,383
74,800 Waterstone Financial Inc. .................................. 1,635,128
79,260 Western New England Bancorp Inc. ................ 694,318
240,000 Wright Investors' Service Holdings Inc.† ........ 69,600
78,264,742
Food and Beverage  — 2.0%
84,600 Andrew Peller Ltd., Cl. A .................................. 545,742
1,900 Bridgford Foods Corp.† .................................... 22,097
54,000 Calavo Growers Inc. .......................................... 2,289,600
133,000 Corby Spirit and Wine Ltd., Cl. A .................... 1,763,240
370,500 Crimson Wine Group Ltd.† .............................. 3,056,625
395,639 Farmer Brothers Co.† ........................................ 2,947,510
1,250 Hanover Foods Corp., Cl. A .............................. 71,250
300 Hanover Foods Corp., Cl. B .............................. 23,400
21,000 Iwatsuka Confectionery Co. Ltd. ...................... 715,639
1,500 J & J Snack Foods Corp. ..................................... 236,940
3,860 John B Sanfilippo & Son Inc. ............................. 348,018
70,000 Premier Foods plc .............................................. 105,929
1,510 Rock Field Co. Ltd. ............................................ 19,769
4,600 Scheid Vineyards Inc., Cl. A† ............................ 79,810
4,000 T. Hasegawa Co. Ltd. ........................................ 94,028
235,200 Tingyi (Cayman Islands) Holding Corp. ......... 483,216
207,400 Vitasoy International Holdings Ltd. ................ 418,654
23,000 Willamette Valley Vineyards Inc.† .................... 199,640
13,421,107
Health Care  — 7.1%
35,000 Accuray Inc.† ..................................................... 166,950
22,000 Anika Therapeutics Inc.† .................................. 788,260
5,700 Boiron SA ........................................................... 231,998
101,660 Cardiovascular Systems Inc.† ........................... 1,909,175
9,000 CareDx Inc.† ....................................................... 409,320
7,000 Collegium Pharmaceutical Inc.† ....................... 130,760
185,000 Conformis Inc.† .................................................. 140,859
261,660 Cutera Inc.† ........................................................ 10,811,791
35,142 Electromed Inc.† ................................................ 456,846
62,000 Exelixis Inc.† ...................................................... 1,133,360
1,000 Heska Corp.† ..................................................... 182,490
175,000 InfuSystem Holdings Inc.† ................................ 2,980,250
23,000 Integer Holdings Corp.† ................................... 1,968,570
198,665 IntriCon Corp.† .................................................. 3,212,413
11,500 Invitae Corp.† .................................................... 175,605
5,500 LeMaitre Vascular Inc. ....................................... 276,265
Shares
Market
Value
25,000 Meridian Bioscience Inc.† ................................. $ 510,000
212,000 Neogen Corp.† ................................................... 9,626,920
60,500 NeoGenomics Inc.† ............................................ 2,064,260
19,500 Omnicell Inc.† .................................................... 3,518,580
220,000 OPKO Health Inc.† ............................................ 1,058,200
21,000 Option Care Health Inc.† .................................. 597,240
62,700 Orthofix Medical Inc.† ....................................... 1,949,343
44,000 Paratek Pharmaceuticals Inc.† .......................... 197,560
2,500 Quidel Corp.† .................................................... 337,475
18,000 Surgalign Holdings Inc.† .................................. 12,895
50,000 SurModics Inc.† ................................................. 2,407,500
2,000 Targanta Therapeutics Corp., Escrow†(b) ....... 0
70,511 United-Guardian Inc. ........................................ 1,156,380
1,200 Utah Medical Products Inc. ............................... 120,000
22,000 Zealand Pharma A/S† ........................................ 488,698
49,019,963
Hotels and Gaming  — 5.5%
42,964 Bally's Corp.† ..................................................... 1,635,210
34,000 Boyd Gaming Corp.† ......................................... 2,229,380
22,000 Caesars Entertainment Inc.† ............................. 2,057,660
4,690 Churchill Downs Inc. ........................................ 1,129,821
1,217,119 Full House Resorts Inc.† .................................... 14,739,311
160,500 Golden Entertainment Inc.† .............................. 8,110,065
355,721 Inspired Entertainment Inc.† ............................ 4,610,144
5,000 Monarch Casino & Resort Inc.† ........................ 369,750
232,000 PlayAGS Inc.† .................................................... 1,575,280
20,000 Rush Street Interactive Inc.† ............................. 330,000
72,500 The Marcus Corp.† ............................................ 1,294,850
38,081,471
Machinery  — 4.0%
219,500 Astec Industries Inc. .......................................... 15,204,765
4,400 DMG Mori AG ................................................... 211,146
473,037 Gencor Industries Inc.† ..................................... 5,454,117
4,980 Lindsay Corp. .................................................... 756,960
22,650 Tennant Co. ........................................................ 1,835,556
20,020 The Middleby Corp.† ........................................ 3,939,135
14,000 Williams Industrial Services Group Inc.† ........ 41,860
27,443,539
Manufactured Housing and Recreational Vehicles  — 3.5%
26,740 Cavco Industries Inc.† ....................................... 8,493,961
175,431 Nobility Homes Inc. .......................................... 6,140,085
79,500 Skyline Champion Corp.† ................................. 6,278,910
40,000 Winnebago Industries Inc. ................................ 2,996,800
23,909,756
Metals and Mining  — 0.1%
40,000 Osisko Gold Royalties Ltd. ............................... 489,506
400,000 Tanami Gold NL† .............................................. 19,498
509,004
Paper and Forest Products  — 0.4%
26,550 Keweenaw Land Association Ltd. .................... 2,835,540
Publishing  — 1.0%
100,000 ARC Document Solutions Inc. .......................... 350,000
343,600 The E.W. Scripps Co., Cl. A ............................... 6,648,660
6,998,660
Real Estate  — 4.3%
116,000 Ambase Corp.† .................................................. 40,600
115,300 Capital Properties Inc., Cl. A ............................ 1,452,780
5,040 Cohen & Steers Inc. ........................................... 466,250
30,000 DREAM Unlimited Corp., Cl. A ....................... 920,906

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)

__________
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
22,000 FRP Holdings Inc.† ............................................ $ 1,271,600
16,138 Gyrodyne LLC† ................................................. 185,748
6,200 Holobeam Inc.† .................................................. 239,940
244,693 Indus Realty Trust Inc., REIT ............................ 19,834,815
289,269 Reading International Inc., Cl. A† .................... 1,168,647
73,400 Reading International Inc., Cl. B† ..................... 1,688,200
2,508 Royalty LLC†(b) ................................................. 255
90,000 Tejon Ranch Co.† ............................................... 1,717,200
474,664 Trinity Place Holdings Inc.† ............................. 873,382
29,860,323
Restaurants  — 2.0%
57,000 Denny's Corp.† .................................................. 912,000
220,234 Nathan's Famous Inc.(a) .................................... 12,859,463
13,771,463
Retail  — 1.9%
16,000 Big 5 Sporting Goods Corp. .............................. 304,160
10,000 Ethan Allen Interiors Inc. .................................. 262,900
55,740 Ingles Markets Inc., Cl. A .................................. 4,812,591
20,000 Lands' End Inc.† ................................................ 392,600
33,000 La-Z-Boy Inc. ...................................................... 1,198,230
76,500 Movado Group Inc. ........................................... 3,199,995
1,000 PetMed Express Inc. .......................................... 25,260
2,328 Tuesday Morning Corp.† .................................. 5,308
130,174 Village Super Market Inc., Cl. A ....................... 3,044,770
13,245,814
Specialty Chemicals  — 2.8%
459,200 Ferro Corp.† ....................................................... 10,024,336
72,840 Hawkins Inc. ...................................................... 2,873,538
3,500 Minerals Technologies Inc. ................................ 256,025
100,043 Navigator Holdings Ltd.† ................................. 887,382
106,100 Neo Performance Materials Inc. ....................... 1,701,022
33,000 Teraoka Seisakusho Co. Ltd. ............................. 109,015
66,900 The General Chemical Group Inc.† .................. 0
192,174 Treatt plc ............................................................. 3,342,505
19,193,823
Telecommunications  — 0.4%
91,000 A10 Networks Inc. ............................................. 1,508,780
15,000 Frequency Electronics Inc.† .............................. 147,900
9,000 Iridium Communications Inc.† ......................... 371,610
30,000 Nuvera Communications Inc. ........................... 630,000
1,500 Preformed Line Products Co. ........................... 97,050
5,000 Shenandoah Telecommunications Co. ............. 127,500
2,882,840
Transportation  — 0.0%
5,000 Patriot Transportation Holding Inc. ................. 40,350
TOTAL COMMON STOCKS ......................... 666,995,297
PREFERRED STOCKS  — 0.7%
Automotive: Parts and Accessories  — 0.1%
19,300 Jungheinrich AG ................................................ 986,150
Financial Services  — 0.6%
153,000 Steel Partners Holdings LP, Ser. A, 6.000%,
02/07/26 ........................................................... 3,739,320
TOTAL PREFERRED STOCKS ....................... 4,725,470
Shares
Market
Value
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Food and Beverage  — 0.0%
500 Seneca Foods Corp., Ser. 2003
......................................................................... $ 23,975
MANDATORY CONVERTIBLE SECURITIES (c) — 0.1%
Energy and Utilities  — 0.1%
15,095 Corning Natural Gas Holding Corp., Ser. B,
4.800%, 09/30/26 .............................................. 439,265
RIGHTS  — 0.0%
Entertainment  — 0.0%
550,000 Media General Inc., CVR†(b) ............................ 1
Health Care  — 0.0%
8,000 Progenics Pharmaceuticals Inc., CVR†(b) ........ 3,978
200,000 Teva Pharmaceutical Industries Ltd., CCCP,
expire 02/20/23†(b) ......................................... 0
TOTAL RIGHTS ............................................... 3,979
WARRANTS  — 0.0%
Business Services  — 0.0%
1 Internap Corp., expire 05/08/24†(b) .................. 652
Diversified Industrial  — 0.0%
47,000 Ampco-Pittsburgh Corp., expire 08/01/25† ..... 27,721
Energy and Utilities: Natural Gas  — 0.0%
144 PHI Group Inc., expire 09/04/22† ..................... 0
Energy and Utilities: Services  — 0.0%
7,627 Weatherford International plc, expire
12/13/23† ......................................................... 3,814
Health Care  — 0.0%
8,737 Option Care Health Inc., Cl. A, expire
07/27/25† ......................................................... 27,662
8,737 Option Care Health Inc., Cl. B, expire
07/27/25† ......................................................... 22,753
TOTAL WARRANTS ....................................... 82,602
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.4%
$ 2,910,000 U.S. Treasury Bills,
0.005% to 0.035%††,
01/20/22 to 03/24/22 ........................................ 2,909,738
TOTAL MISCELLANEOUS
INVESTMENTS — 1.6%(d) ......................... 10,989,759
TOTAL INVESTMENTS — 100.0%
(Cost $334,288,768) ......................................... $ 686,170,085
(a) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)

(d) Represents previously undisclosed, unrestricted securities which the
Fund has held for less than one year.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
GDR Global Depositary Receipt
REIT Real Estate Investment Trust